Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2025
Supplemental Cash Flow Information [Abstract]
Schedule of Non-Cash Investing and Financing Activities

The non-cash investing and financing activities are as follows:

	Periods ended June 30,
In thousands of USD	2025	2024
NON-CASH INVESTING AND FINANCING TRANSACTIONS
Operating lease right-of-use assets and leasehold land obtained in exchange for liabilities assumed	17,701	17,035
Payment for purchase of property, plant and equipment in form of cryptocurrencies	3,443	-
Borrowing costs capitalized as additional to property, plant and equipment	5,788	-
Liabilities assumed in connection with payment for mining rigs	3,420	-
Liabilities assumed in connection with acquisition of property, plant and equipment and intangible assets	12,333	10,664
Prepayments realized as additions to property, plant and equipment and intangible assets	5,846	9,046
Transfer of inventory to mining rigs	146,788	-
Settlement of pre-existing debtor relationship in the Norway Acquisition (Note 6)	-	10,061
Issuance of senior secured notes, Class A ordinary shares and share options in connection with the Norway Acquisition (Note 6)	-	17,952
Cancellation of repurchased treasury shares	29,967	2,604
Transaction cost-related liabilities assumed in connection with the issuance of the convertible senior notes	714	-
Issuance of Class A ordinary shares in connection with conversion of convertible senior notes	112,951	-